Trade and other receivables - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) shareholder	Dec. 31, 2019 EUR (€)
Trade and other receivables
Decrease in trade receivables	€ 1,432
Receivables sold without recourse	1,377	€ 1,782
Receivables from joint ventures in exploration and production activities	2,293	2,637
Other receivables	€ 1,525	€ 1,687
Expected credit loss rate	22.40%	20.10%
Trade and other current receivables	€ 10,926	€ 12,873
Timing of credit collection	1 year
Counterparty risk mitigation	€ 1,016	2,914
Gas take-or-pay contracts
Trade and other receivables
Other receivables	€ 325	104
Maximum
Trade and other receivables
Receivables, payment terms	180 days
Accumulated impairment
Trade and other receivables
Trade and other current receivables	€ (3,157)	€ (3,246)
Defaulted receivables
Trade and other receivables
Expected credit loss rate	58.60%	58.90%
Trade and other current receivables	€ 1,716	€ 1,776
Defaulted receivables | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,429)	(2,547)
Euro
Trade and other receivables
Trade and other current receivables	5,553
US Dollars
Trade and other receivables
Trade and other current receivables	4,304
Nigeria
Trade and other receivables
Receivables from joint ventures in exploration and production activities	1,015	1,052
Nigerian National Oil Company | Nigeria
Trade and other receivables
Receivables from joint ventures in exploration and production activities	€ 605	764
Discount factor on receivables	8.00%
Nigerian National Oil Company | Nigeria | Minimum
Trade and other receivables
Reimbursement of amount, period	2 years
Nigerian National Oil Company | Nigeria | Maximum
Trade and other receivables
Reimbursement of amount, period	3 years
Local oil company | Nigeria
Trade and other receivables
Receivables from joint ventures in exploration and production activities	€ 134	113
PDVSA | Venezuela
Trade and other receivables
Other receivables	€ 376	373
Number of shareholders who purchased the receivables | shareholder	2
Expected credit loss rate	53.00%
Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	€ (357)	(603)
Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions	112	95
Utilizations	(82)	(119)
Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions	231	525
Utilizations	(275)	(484)
Eni gas e luce, Power & Renewables
Trade and other receivables
Receivables sold without recourse	324
Eni gas e luce, Power & Renewables | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	(200)	(343)
Eni gas e luce, Power & Renewables | Trade and other receivables | Accumulated impairment | Retail customer
Trade and other receivables
Utilizations	(178)	(319)
Eni gas e luce, Power & Renewables | Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions	84	65
Eni gas e luce, Power & Renewables | Trade and other receivables | Defaulted receivables | Accumulated impairment | Retail customer
Trade and other receivables
Additions	97	87
Global Gas & LNG Portfolio
Trade and other receivables
Receivables sold without recourse	323
Refining & Marketing and Chemical
Trade and other receivables
Receivables sold without recourse	730
Exploration & Production | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	(101)	(177)
Exploration & Production | Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions	118	€ 339
Exploration & Production | Trade and other receivables | PDVSA | Accumulated impairment
Trade and other receivables
Utilizations	€ (73)